Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth additional compensation
information
of our Principal Executive Officer (PEO) and our
non-PEO
NEOs along with total shareholder return, net income, and Adjusted EBITDA performance results for our fiscal years ending in 2020, 2021, 2022, 2023, and 2024, in accordance with Item 402(v) of Regulation
S-K.
The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis section of this proxy statement.

					Pay Versus Performance (In thousands, except Total Shareholder Return)

Year¹	Summary Compensation Table Total for PEO (s)²	Compensation Actually Paid to PEO ($)³	Summary Compensation Table Total for PEO (s) 2	Compensation Actually Paid to PEO ($) 3	Average Summary Compensation Table Total for Non-PEO NEOS ($)²	Average Compensation Actually Paid to Non-PEO NEOS ($) 4	Value of Initial Fixed $100 Investment Based on: 5		Net Income ($)	Adjusted EBITDA ($) 7
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) 6

2024	3,635	9,780	6,636	9,087	2,010	2,115	150.41	143.93	8,728	143,587

2023	5,084	6,028	—	—	1,572	1,762	98.64	121.22	54,410	143,051

2022	6,874	3,073	—	—	1,826	842	91.41	113.87	79,486	134,025

2021	5,494	9,553	—	—	1,653	2,328	140.29	152.43	72,572	142,678

2020	4,144	3,697	—	—	1,395		92.91	100.85	(37,707)	76,192

1.
Krishnan Rajagopalan served as the Company’s PEO for the entirety of 2021, 2022, 2023 and from January 1 through March 3, 2024. Thomas Monahan served as the Company’s PEO from March 4 through December 31, 2024. The Company’s other NEOs for the applicable years were as follows:

-	2024: Mark Harris; Stephen Bondi; Tom Murray; Tracey Heaton; and Sarah Payne
-	2023: Mark Harris; Tracey Heaton; and Sarah Payne.
-	2022: Mark Harris; Michael Cullen; Tracey Heaton; and Sarah Payne.
-	2021: Mark Harris; Michael Cullen; Tracey Heaton; Kamau Coar; and Sarah Payne.
-	2020: Michael Cullen; Mark Harris; Sarah Payne; and Kamau Coar
2.
Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Rajagopalan as the Company’s PEO for the period of January 1 through March 3, 2024; Mr. Monahan as the Company’s PEO for the period of March 4 through December 31, 2024; and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs for the applicable year other than the principal executive officer for such years.

3.
Amounts reported in this column represent the
compensation
actually paid (“
CAP
”) to Mr. Rajagopalan as the Company’s Chief Executive Officer and Mr. Monahan in the indicated fiscal years, based on their respective total compensation reported in the Summary Compensation Table for the indicated fiscal years, as adjusted in accordance with the SEC disclosure rules. The 2024 Summary Compensation Table totals are adjusted as shown in the table below:

	PEO	PEO

	Mr. Rajagopalan	Mr. Monahan

2024	2024	2024
Summary Compensation Table—Total Compensation (a)	$3,634,838	$6,636,483
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (b)	($2,625,045)	($4,233,376)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (c)	$3,808,183	$6,683,993
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (d)	$4,621,585	—
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	—	—
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$230,608	—
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	—	—
+ Dividend equivalents paid in cash upon vesting of RSUs and PSUs (h)	$110,158	—
= Compensation Actually paid	$9,780,327	$9,087,100

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards granted to Mr. Rajagopalan and Mr. Monahan during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end
of Mr. Rajagopalan and Mr. Monahan’s outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Mr. Rajagopalan as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)	Represents the aggregate fair value at vesting of the stock awards that were granted to Mr. Rajagopalan and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by Mr. Rajagopalan that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Rajagopalan’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)	Represents the value of dividend equivalents accrued over the vesting period and paid in cash upon vesting of RSUs and PSUs.

4.
Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other
than Mr. Rajagopalan and Mr. Monahan in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year, as adjusted in accordance with the SEC disclosure rules. The 2024 Summary Compensation Table total is adjusted as shown in the table below:

Other NEOs Average(a)

2024
Summary Compensation Table—Total Compensation (b)	$2,010,017
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (c)	($909,470)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (d)	$998,467
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (e)	$279,321
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (f)	—
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	$37,702
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (h)	($317,102)
+ Dividend equivalents paid in cash upon vesting of RSUs & PSUs (i)	$16,545
= Compensation Actually Paid	$2,115,480

(a)	Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.
(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(c)	Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718, and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(f)	Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(i)	Represents the average value of dividend equivalents accrued over the vesting period and paid in cash upon vesting of RSUs and PSUs.

5.
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

6.
The TSR Peer Group consists of the component companies in the S&P Composite 1500 Human Resource & Employment Services Index, which is the same peer group used to satisfy the disclosure requirements under Reg
S-K,
Item 201(e)(1)(ii).

7.
As noted in the CD&A, for 2024, the HRCC determined that Adjusted EBITDA is viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the 2024 MIP. For the purposes of the MIP, Adjusted EBITDA included adjustments as described in CD&A, which the HRCC reviewed and approved.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
1.
Krishnan Rajagopalan served as the Company’s PEO for the entirety of 2021, 2022, 2023 and from January 1 through March 3, 2024. Thomas Monahan served as the Company’s PEO from March 4 through December 31, 2024. The Company’s other NEOs for the applicable years were as follows:

-	2024: Mark Harris; Stephen Bondi; Tom Murray; Tracey Heaton; and Sarah Payne
-	2023: Mark Harris; Tracey Heaton; and Sarah Payne.
-	2022: Mark Harris; Michael Cullen; Tracey Heaton; and Sarah Payne.
-	2021: Mark Harris; Michael Cullen; Tracey Heaton; Kamau Coar; and Sarah Payne.
-	2020: Michael Cullen; Mark Harris; Sarah Payne; and Kamau Coar

Peer Group Issuers, Footnote	The TSR Peer Group consists of the component companies in the S&P Composite 1500 Human Resource & Employment Services Index, which is the same peer group used to satisfy the disclosure requirements under Reg
S-K,
	Item 201(e)(1)(ii).
Adjustment To PEO Compensation, Footnote
3.
Amounts reported in this column represent the
compensation
actually paid (“
CAP
”) to Mr. Rajagopalan as the Company’s Chief Executive Officer and Mr. Monahan in the indicated fiscal years, based on their respective total compensation reported in the Summary Compensation Table for the indicated fiscal years, as adjusted in accordance with the SEC disclosure rules. The 2024 Summary Compensation Table totals are adjusted as shown in the table below:

	PEO	PEO

	Mr. Rajagopalan	Mr. Monahan

2024	2024	2024
Summary Compensation Table—Total Compensation (a)	$3,634,838	$6,636,483
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (b)	($2,625,045)	($4,233,376)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (c)	$3,808,183	$6,683,993
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (d)	$4,621,585	—
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	—	—
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$230,608	—
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	—	—
+ Dividend equivalents paid in cash upon vesting of RSUs and PSUs (h)	$110,158	—
= Compensation Actually paid	$9,780,327	$9,087,100

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards granted to Mr. Rajagopalan and Mr. Monahan during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end
of Mr. Rajagopalan and Mr. Monahan’s outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Mr. Rajagopalan as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)	Represents the aggregate fair value at vesting of the stock awards that were granted to Mr. Rajagopalan and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by Mr. Rajagopalan that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Rajagopalan’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)	Represents the value of dividend equivalents accrued over the vesting period and paid in cash upon vesting of RSUs and PSUs.

Non-PEO NEO Average Total Compensation Amount	$ 2,010,017	$ 1,572,000	$ 1,826,000	$ 1,653,000	$ 1,395,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,115,480	1,762,000	842,000	2,328,000
Adjustment to Non-PEO NEO Compensation Footnote
4.
Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other
than Mr. Rajagopalan and Mr. Monahan in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year, as adjusted in accordance with the SEC disclosure rules. The 2024 Summary Compensation Table total is adjusted as shown in the table below:

Other NEOs Average(a)

2024
Summary Compensation Table—Total Compensation (b)	$2,010,017
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (c)	($909,470)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (d)	$998,467
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (e)	$279,321
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (f)	—
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	$37,702
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (h)	($317,102)
+ Dividend equivalents paid in cash upon vesting of RSUs & PSUs (i)	$16,545
= Compensation Actually Paid	$2,115,480

(a)	Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.
(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(c)	Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718, and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(f)	Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(i)	Represents the average value of dividend equivalents accrued over the vesting period and paid in cash upon vesting of RSUs and PSUs.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
List of Most Important Financial Performance Measures
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance
measures used by the Company to link compensation actually paid to the NEOs for 2024:

●	Adjusted EBITDA
●	Search Net Revenue
●	Non-Search Net Revenue
●	Adjusted Operating Margin
●	Relative TSR

Total Shareholder Return Amount	$ 150.41	98.64	91.41	140.29	92.91
Peer Group Total Shareholder Return Amount	143.93	121.22	113.87	152.43	100.85
Net Income (Loss)	$ 8,728,000	$ 54,410,000	$ 79,486,000	$ 72,572,000	$ (37,707,000)
Company Selected Measure Amount	143,587,000	143,051,000	134,025,000	142,678,000	76,192,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	As noted in the CD&A, for 2024, the HRCC determined that Adjusted EBITDA is viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the 2024 MIP. For the purposes of the MIP, Adjusted EBITDA included adjustments as described in CD&A, which the HRCC reviewed and approved.
Measure:: 2
Pay vs Performance Disclosure
Name	Search Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-Search Net Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Krishnan Rajagopalan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,634,838	$ 5,084,000	$ 6,874,000	$ 5,494,000	$ 4,144,000
PEO Actually Paid Compensation Amount	$ 9,780,327	6,028,000	3,073,000	9,553,000	3,697,000
PEO Name	Krishnan Rajagopalan
Thomas Monahan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,636,483	0	0	0	0
PEO Actually Paid Compensation Amount	$ 9,087,100	$ 0	$ 0	$ 0	$ 0
PEO Name	Thomas Monahan
PEO | Krishnan Rajagopalan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,625,045)
PEO | Krishnan Rajagopalan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,808,183
PEO | Krishnan Rajagopalan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,621,585
PEO | Krishnan Rajagopalan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Krishnan Rajagopalan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	230,608
PEO | Krishnan Rajagopalan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Krishnan Rajagopalan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,158
PEO | Thomas Monahan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,233,376)
PEO | Thomas Monahan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,683,993
PEO | Thomas Monahan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Thomas Monahan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Thomas Monahan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Thomas Monahan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Thomas Monahan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(909,470)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	998,467
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	279,321
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,702
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(317,102)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 16,545